Consolidated Statements of Operations and Comprehensive Loss (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Net sales	$ 30,386,000	$ 26,682,000	$ 28,387,000
Cost of sales	(25,263,000)	(22,782,000)	(24,760,000)
Gross profit	5,123,000	3,900,000	3,627,000
Selling expenses	(268,000)	(267,000)	(249,000)
Salaries and related costs	(2,627,000)	(2,526,000)	(2,716,000)
Research and development expenses	(396,000)	(312,000)	(334,000)
Administration and general expenses	(2,402,000)	(2,492,000)	(1,959,000)
Gain from liquidation of subsidiary		1,448,000
Loss from operations	(570,000)	(249,000)	(1,631,000)
Interest income	7,000	7,000	6,000
Interest expense	(68,000)	(87,000)	(56,000)
Foreign exchange loss	(261,000)	(703,000)	(130,000)
Gain on disposal of property			155,000
Gain on disposal of intangible assets			41,000
Other income	167,000	132,000	184,000
Loss before income taxes	(725,000)	(900,000)	(1,431,000)
Income tax expense	(29,000)	(2,000)
Loss from continuing operations	(754,000)	(902,000)	(1,431,000)
Loss from discontinued operations, net of tax			(129,000)
Net loss	(754,000)	(902,000)	(1,560,000)
Other comprehensive income, net of tax:
Foreign currency translation adjustments, net of tax	62,000	353,000	199,000
Comprehensive loss	$ (692,000)	$ (549,000)	$ (1,361,000)
Loss per share
Weighted average number of shares outstanding	5,246,903	5,246,903	5,246,903
-Continuing operations	$ (0.14)	$ (0.17)	$ (0.27)
-Discontinued operations			$ (0.02)
Total loss per share	$ (0.14)	$ (0.17)	$ (0.29)